NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Anti-dilutive securities excluded from the calculation of diluted net loss per share
Number of shares attributable to conversion of Class B units into shares of Class A common stock excluded from computation of diluted EPS (in shares)	83,919,136			59,156,604
Basic:
Net income attributable to Vantiv, Inc.	$ 24,264	$ 11,648		$ 28,856	$ 20,527
Shares used in computing net income per share:
Weighted-average Class A common shares (in shares)			89,515,617			89,515,617	89,515,617
Basic net income per share (in dollars per share)			$ (0.02)			$ 0.40	$ 0.25
Shares used in computing diluted net (loss) income per share:
Diluted weighted-average shares outstanding (in shares)			89,515,617			89,515,617	89,515,617
Diluted net income per share (in dollars per share)			$ (0.02)			$ 0.40	$ 0.25
Class A common share
Shares used in computing net income per share:
Weighted-average Class A common shares (in shares)	122,959,429	89,515,617		112,953,425	89,515,617
Basic net income per share (in dollars per share)	$ 0.20	$ 0.13		$ 0.26	$ 0.23
Diluted:
Net income attributable to Vantiv, Inc. (in thousands)	$ 24,264	$ 11,648		$ 28,856	$ 20,527
Shares used in computing diluted net (loss) income per share:
Weighted-average Class A common shares (in shares)	122,959,429	89,515,617		112,953,425	89,515,617
Restricted stock and phantom equity awards (in shares)	2,191,494	0		1,047,307	0
Warrant (in shares)	5,976,274	0		5,599,350	0
Diluted weighted-average shares outstanding (in shares)	131,127,197	89,515,617		119,600,082	89,515,617
Diluted net income per share (in dollars per share)	$ 0.19	$ 0.13		$ 0.24	$ 0.23